Stock-Based Compensation (Tables)	12 Months Ended
Sep. 30, 2014
Restricted Stock Awards
Summary of Activity

A summary of our issued restricted stock awards is as follows:

	Number of Restricted Shares	Weighted Average Grant-Date Fair Value
Nonvested shares at September 30, 2013	—	$—
Granted	550,481	17.00
Forfeited	—	—
Vested	—	—

Nonvested shares at September 30, 2014	550,481	$17.00

Stock Options
Schdule of Assumptions Used to Fair Value

The fair value of each option granted was estimated on the grant date using the Black-Scholes valuation model with the following assumptions:

FY2014
Risk-free interest rate	1.88%
Expected term	6 years
Expected volatility	45.00%
Expected dividend yield	—

Summary of Activity

The table below summarizes our stock option activity during fiscal year 2014:

	Number of Shares	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Life (Years)	Aggregate Intrinsic Value
Outstanding at September 30, 2013	—	$—	—	$—
Granted	559,327	17.00	10.00	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Expired	—	—	—	—

Outstanding at September 30, 2014	559,327	$17.00	10.00	$—

Vested or expected to vest as of September 30, 2014	507,310	$17.00	10.00	$—

Exercisable at September 30, 2014	—	$—	—	$—

2006 Unit Plan
Schdule of Assumptions Used to Fair Value

The fair value of the units issued during fiscal years 2014, 2013 and 2012 was calculated using the following assumptions:

	FY2014	FY2013	FY2012
Risk-free interest rate	0.13%	0.21-0.27%	0.21-0.27%
Expected term	1 year	1.7-2.4 years	1.7-2.4 years
Expected volatility	30.00%	40.00%	40.00%

Summary of Activity

The summary of activity under the plan is presented below:

	Units Outstanding	Weighted Average Grant-Date Fair Value
Nonvested balance at September 30, 2013	1,395,984	$0.57
Granted	303,710	1.12
Forfeited	25,894	2.13
Vested	249,504	2.68

Nonvested balance at September 30, 2014	1,424,296	$0.29